Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of Financial Assets and Liabilities Recorded at Fair Value

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy as of March 31, 2026 and December 31, 2025:

	As of March 31, 2026			As of December 31, 2025
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)
Description
Liabilities:
PIPE warrants	$49	$-	$49	$280	$-	$280
Public warrants	9,459	9,459	-	10,896	10,896	-
Private placement warrants	2	-	2	14	-	14
Abaca warrant	13,511	-	13,511	28,430	-	28,430

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy on December 31, 2025 and December 31, 2024:

	December 31, 2025			December 31, 2024
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)
Description
Liabilities:
PIPE warrants	$280	$-	$280	$79,512	$-	$79,512
Public warrants	10,896	10,896	-	246,445	246,445	-
Private placement warrants	14	-	14	9,632	-	9,632
Abaca warrant	28,430	-	28,430	1,024,900	-	1,024,900
Forward purchase derivative liability	-	-	-	7,309,580	-	7,309,580
Third anniversary payment consideration	-	-	-	322,000	-	322,000

Schedule of Non-Recurring Fair Value Measurement

The following table summarizes this non-recurring fair value measurement as of the initial recognition date:

	December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Liabilities
Stand-ready guarantee liability	$2,135,000	$2,135,000	$-	$-	$2,135,000

	December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Liabilities
Stand-ready guarantee liability	$2,135,000	$2,135,000	$-	$-	$2,135,000

Schedule of Valuation Methodology and Significant Unobservable Inputs

Input	Value Used	Sensitivity
Probability of Default -Tranches A & B (Ratings 2–5, pooled)	7.25%, derived from loan level analysis of the portfolio.	An increase raises fair value
Probability of Default - Tranche C (Rating 9, individually evaluated)	35%, based on Rating 9 definition, past-maturity status, and personal guarantees	An increase raises fair value
Loss Given Default - Tranches A & B	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk	An increase raises fair value
Loss Given Default - Tranche C (uncollateralized gap)	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure	An increase raises fair value
Stand-Ready Risk Premium	120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment	An increase raises fair value
Discount Rate	4.0% risk-free rate (6-year Treasury)	An increase reduces fair value
Weighted Average Payout Timing	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years — based on the portfolio’s contractual maturity profile	A longer weighted average payout timing reduces fair value

The ASC 460 Guarantee liability was classified as Level 3 because its fair value was determined using significant unobservable inputs for which there is no active market. The following table summarizes the valuation methodology and significant unobservable inputs used in the Level 3 measurement:

Input	Value Used	Sensitivity
Probability of Default -Tranches A & B (Ratings 2–5, pooled)	7.25%, derived from loan level analysis of the portfolio.	An increase raises fair value
Probability of Default - Tranche C (Rating 9, individually evaluated)	35%, based on Rating 9 definition, past-maturity status, and personal guarantees	An increase raises fair value
Loss Given Default - Tranches A & B	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk	An increase raises fair value
Loss Given Default - Tranche C (uncollateralized gap)	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure	An increase raises fair value
Stand-Ready Risk Premium	120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment	An increase raises fair value
Discount Rate	4.0% risk-free rate (6-year Treasury)	An increase reduces fair value
Weighted Average Payout Timing	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years — based on the portfolio’s contractual maturity profile	A longer weighted average payout timing reduces fair value

Schedule of Carrying Amount and Fair Value of Financial Instruments

	As of March 31, 2026
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$5,897,470	$5,897,470	$5,897,470	$-	$-
Investment in preferred securities	1,424,983	1,424,983	-	-	1,424,983
Liabilities
Deferred consideration	3,000,000	3,000,000	3,000,000	-	-
Public warrants	9,459	9,459	9,459	-	-
Private placement warrants	2	2	-	-	2
PIPE warrants	49	49	-	-	49
Abaca warrants	13,511	13,511	-	-	13,511

	As of December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$6,779,040	$6,779,040	$6,779,040	$-	$-
Investment in preferred securities	1,450,000	1,450,000	-	-	1,450,000
Liabilities
Deferred consideration	3,000,000	3,000,000	3,000,000	-	-
Public warrants	10,896	10,896	10,896	-	-
Private placement warrants	14	14	-	-	14
PIPE warrants	280	280	-	-	280
Abaca warrants	28,430	28,430	-	-	28,430

	December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$6,779,040	$6,779,040	$6,779,040	$-	$-
Investment in preferred securities	1,450,000	1,450,000	-	-	1,450,000
Liabilities
Deferred consideration	3,000,000	3,000,000	3,000,000	-	-
Public warrants	10,896	10,896	10,896	-	-
Private placement warrants	14	14	-	-	14
PIPE warrants	280	280	-	-	280
Abaca warrants	28,430	28,430	-	-	28,430

	December 31, 2024
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$2,324,647	$2,324,647	$2,324,647	$-	$-
Forward purchase agreement	4,584,221	4,584,221	4,584,221	-	-
Loans	360,552	359,505	-	-	359,505
Liabilities
Deferred consideration	3,016,343	3,016,343	3,016,343	-	-
Senior secured promissory note	11,004,173	10,221,652	-	-	10,221,652
Public warrants	246,445	246,445	246,445	-	-
Private placement warrants	9,632	9,632	-	-	9,632
PIPE warrants	79,512	79,512	-	-	79,512
Abaca warrants	1,024,900	1,024,900	-	-	1,024,900
Third anniversary payment consideration	322,000	322,000	-	-	322,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

Schedule of Fair Value Assets Measured on Recurring Basis

The change in the liability measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table

	For The Three Months Ended March 31, 2026
	PIPE Warrants	Abaca Warrant	Private Placement Warrants
Balance, January 1, 2026	$280	$28,430	$14
Fair value adjustment	(231)	(14,919)	(12)
Balance, March 31, 2026	$49	$13,511	$2

	For The Three Months Ended March 31, 2025
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2025	$79,512	$1,024,900	$9,632	$322,000	$7,309,580
Fair value adjustment	(71,918)	(795,652)	(9,110)	(161,000)	-
Balance, March 31, 2025	$7,594	$229,248	$522	$161,000	$7,309,580

The change in the liability measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table:

	For the Year Ended December 31, 2025
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2025	$79,512	$1,024,900	$9,632	$322,000	$7,309,580
Fair value adjustment	(79,232)	(996,470)	(9,618)	(63,133)	-
Exchanged for Common Stock	-	-	-	258,867	-
Exchanged for Series B Convertible Preferred Stock and Series B Warrants	-	-	-	-	(7,309,580)
Balance, December 31, 2025	$280	$28,430	$14	$-	$-

	For the Year ended December 31, 2024
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2024	$273,124	$3,384,085	$25,070	$810,000	$7,309,580
Fair value adjustment	(193,612)	(2,359,185)	(15,438)	(488,000)	-
Balance, December 31, 2024	$79,512	1,024,900	$9,632	$322,000	$7,309,580

Schedule of Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the third anniversary payment consideration as of their measurement dates:

December 31, 2024

Stock price	$9.00
Payment date	10/15/2025
Third anniversary consideration	$1,500,000
Risk free interest rate	4.2%
Market discount rate	5.8%
Remaining term in years	0.75
Expected volatility	86.2%

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, PIPE warrants, and Abaca warrants as of their measurement dates:

	As of March 31, 2026			As of December 31, 2025
	PIPE Warrants	Private Warrants	Abaca Warrants	PIPE Warrants	Private Warrants	Abaca Warrants
Exercise price	$100	$230	$40	$100	$230.00	$40.00
Share price	$0.83	$0.83	$0.83	$1.06	$1.06	$1.06
Expected term (years)	1.49	1.49	2.57	1.7	1.7	2.8
Volatility	115%	115%	115%	115%	115%	115%
Risk-free rate	3.7%	3.7%	3.7%	3.5%	3.5%	3.5%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, public warrants, third anniversary payment consideration and Abaca warrants as of their measurement dates:

	As on December 31, 2025				As on December 31, 2024
	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants
Exercise price	$100	$230.00	$-	$40.00	$100.00	$230.00	$-	$40.00
Share price	$1.06	$1.06	$-	$1.06	$9.00	$9.00	$9.00	$9.00
Expected term (years)	1.7	1.7	-	2.8	2.7	2.7	0.8	3.87
Volatility	115%	115%	-	115%	103%	103%	103%	103%
Risk-free rate	3.5%	3.5%	-	3.5%	4.3%	4.3%	4.3%	4.3%